Condensed Consolidated Statements of Changes in Shareholders’ deficit - USD ($) $ in Thousands		Ordinary shares		Share premium and capital reserve		Accumulated deficit	Total
Balance at Dec. 31, 2024				$ 39,243		$ (36,660)	$ 2,583
Balance (in Shares) at Dec. 31, 2024	[1]	1,161,447
Issuance of shares, net				1,288			1,288
Issuance of shares (in Shares)	[1]	44,198
Share-based compensation				306			306
Share-based compensation (in Shares)	[1]	14,776
Net loss and comprehensive loss						(4,709)	(4,709)
Exercise of options and vested RSUs				13			13
Exercise of options and vested RSUs (in Shares)	[1]	9,700
Balance at Jun. 30, 2025				40,850		(41,369)	(519)
Balance (in Shares) at Jun. 30, 2025	[1]	1,230,121
Balance at Dec. 31, 2025				46,225		(47,785)	$ (1,560)
Balance (in Shares) at Dec. 31, 2025		1,627,859	[1]				1,627,859	[2]
Issuance of shares, net				2,066			$ 2,066
Issuance of shares (in Shares)	[1]	120,483
Exercise of RSus and pre-funded warrants					[3]			[3]
Exercise of RSus and pre-funded warrants (in Shares)	[1]	14,814
Share-based compensation				954			954
Share-based compensation (in Shares)	[1]	72,998
Net loss and comprehensive loss						(3,563)	(3,563)
Balance at Jun. 30, 2026				$ 49,245		$ (51,348)	$ (2,103)
Balance (in Shares) at Jun. 30, 2026		1,836,154	[1]				1,836,154	[2]

[1]	After giving effect to the share splits and the reverse share splits, see also note 5.
[2]	After giving effect to the reverse share split, see also note 5.
[3]	Less than $1 thousand.